Stock-Based Compensation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expense recorded, in thousands, for the year ended December 31,	$ 14,300	$ 13,300	$ 14,300
Stock-based compensation expense, tax benefit	600	1,000	400
Unrecognized compensation expense	$ 21,100
Shares remaining available for grant (in shares)	0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expense recorded, in thousands, for the year ended December 31,	$ 2,813	$ 5,640	$ 9,497
Minimum | RSA
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Minimum | RSA and RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Maximum | RSA
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum | RSA and RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Equity Incentive Plan 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under plan approved by directors (in shares)	2,700,000
Equity Incentive Plan 2015 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Equity Incentive Plan 2015 | Minimum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Equity Incentive Plan 2015 | Maximum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
2021 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares remaining available for grant (in shares)	330,000
Shares purchased for grant (in shares)	0